Shareholder Report, Average Annual Return (Details) 943700_The Market Opportunities Fund_No Load Class_TSR Annual {No Load Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	(3.09%)	19.47%	18.90%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	31.22%	8.92%	8.18%